Long-term debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Long Term Debt
Long-term debt consists of the following:

Borrowing type	Weighted average coupon	Maturity	Par value		December 31, 2020	December 31, 2019
Senior unsecured revolving credit facilities (a)	—	2021-2024	N/A		$223,507	$141,577
Senior unsecured bank credit facilities (b)	—	2021-2031	N/A		152,338	75,000
Commercial paper (c)	—	2021	N/A		122,000	218,000
U.S. dollar borrowings
Senior unsecured notes (d)	3.46%	2022-2047		$1,700,000	1,688,390	1,219,579
Senior unsecured utility notes (e)	6.34%	2023-2035		$142,000	157,212	233,686
Senior secured utility bonds (f)	4.71%	2026-2044		$556,229	561,494	672,337
Canadian dollar borrowings
Senior unsecured notes (g)	4.28%	2021-2050	C$	1,150,669	899,710	728,679
Senior secured project notes	10.21%	2027	C$	25,882	20,315	21,961
Chilean Unidad de Fomento borrowings
Senior unsecured utility bonds (h)	4.29%	2028-2040	CLF 1,868		92,183	—
					$3,917,149	$3,310,819
Subordinated U.S. dollar borrowings
Subordinated unsecured notes (i)	6.50%	2078-2079		$637,500	621,321	621,049
					$4,538,470	$3,931,868
Less: current portion					(139,874)	(225,013)
					$4,398,596	$3,706,855
Short-term obligations of $194,478 that are expected to be refinanced using the long-term credit facilities are presented as long-term debt.
Long-term debt issued at a subsidiary level (project notes or utility bonds) relating to a specific operating facility is generally collateralized by the respective facility with no other recourse to the Company. Long-term debt issued at a subsidiary level whether or not collateralized generally has certain financial covenants, which must be maintained on a quarterly basis. Non-compliance with the covenants could restrict cash distributions/dividends to the Company from the specific facilities.
Recent financing activities:
(a)Senior unsecured revolving credit facilities
On November 8, 2020 in connection with the acquisition of Ascendant (note 3(a)), the Company assumed $62,654 of debt outstanding under its revolving credit facility that matures on June 30, 2021.
On February 24, 2020, the Renewable Energy Group increased its uncommitted letter of credit facility to $350,000 and extended the maturity to June 30, 2021.
On July 12, 2019, the Company entered into a new $500,000 senior unsecured revolving bank credit facility that matures July 12, 2024. The interest rate is equal to the bankers' acceptance or LIBOR plus a credit spread.
9.Long-term debt (continued)
Recent financing activities (continued):
(a)Senior unsecured revolving credit facilities (continued)
Given the uncertainty caused by the COVID-19 pandemic, the Company secured, in the second quarter of 2020, additional liquidity as an additional margin of safety intended to ensure the Company could continue to move forward with its 2020 capital expenditure program and committed acquisitions independent of the state of the capital markets. The additional liquidity was in the form of three new senior unsecured delayed draw non-revolving credit facilities for a total of $1,600,000 maturing in April 2021. On October 5, 2020, these facilities were replaced with two new syndicated revolving credit facilities for a total of $1,600,000 maturing December 31, 2021.
(b)Senior unsecured bank credit facilities
On November 8, 2020, in connection with the acquisition of Ascendant (note 3(a)), the Company assumed $97,029 of debt outstanding under two term loan facilities that mature on June 29, 2023 and December 26, 2031. Amounts of $4,655 were repaid under these two facilities prior to December 31, 2020.
On October 13, 2020, in connection with the acquisition of ESSAL (note 3(b)), the Company assumed $55,786 (CLP 44,408,558) of debt outstanding under seven credit facilities that mature between March 29, 2021 and November 18, 2022. Amounts of $2,474 (CLP 1,759,423) were repaid under these facilities prior to December 31, 2020.
On June 27, 2019, the Regulated Services Group extended the maturity of its C$135,000 term loan to July 6, 2020. Upon maturity, the term loan was fully repaid.
(c)Commercial paper
On July 1, 2019, the Regulated Services Group established a new $500,000 commercial paper program. The amounts drawn at any time under this program may have maturities up to 270 days from the date of issuance and are expected to be replaced with new commercial paper upon maturity. This program is backstopped by the Regulated Services Group's revolving bank credit facility.
(d)Senior unsecured notes
On September 23, 2020, the Regulated Services Group's debt financing entity issued $600,000 senior unsecured notes bearing interest at 2.05% with a maturity date of September 15, 2030.
On July 31, 2020, the Company repaid, upon its maturity, a $25,000 unsecured note. On April 30, 2020, the Company repaid, upon its maturity, a $100,000 unsecured note.
(e)Senior unsecured utility notes
During 2020, the Regulated Services Group repaid two utility notes upon their maturities in the amount of $45,000 and $30,000.
(f)Senior secured utility bonds
On February 15, 2020 and June 1, 2020, the Company repaid, upon its maturity, a $6,500 and a $100,000 secured utility bond, respectively.
(g)Canadian dollar senior unsecured notes
On February 14, 2020, the Regulated Services Group issued C$200,000 senior unsecured debentures bearing interest at 3.315% with a maturity date of February 14, 2050. The debentures are redeemable at the option of the Company at a price based on a make-whole provision.
On January 29, 2019, the Renewable Energy Group issued C$300,000 senior unsecured notes bearing interest at 4.60% with a maturity date of January 29, 2029. Concurrent with the financing, the Renewable Energy Group unwound and settled the related forward-starting interest rate swap on a notional bond of C$135,000 (note 24(b)(ii)).
9.Long-term debt (continued)
Recent financing activities (continued)
(h)Chilean Unidad de Fomento senior unsecured bonds
On October 13, 2020, in connection with the acquisition of ESSAL (note 3(b)), the Company assumed two senior unsecured bonds (series B and series C) of $82,320 (CLF 1,926). The series B bonds bear interest at 6% and mature on June 1, 2028 while the series C bonds bear interest at 2.8% and mature on October 15, 2040. In December 2020, the Company repaid $1,550 (CLF 58) of obligations under the series B bonds.
(i)Subordinated unsecured notes
In 2019, the Company issued $350,000 unsecured, 6.20% fixed-to-floating subordinated notes ("subordinated notes") maturing on July 1, 2079. Concurrent with the offering, the Company entered into cross-currency swap to convert the U.S. dollar denominated coupon and principal payments from the offering into Canadian dollars. Beginning on July 1, 2024, and on every quarter thereafter that the subordinated notes are outstanding (the "interest reset date") until July 1, 2029, the subordinated notes will be reset at an interest rate of the three-month LIBOR plus 4.01%, payable in arrears. In September 2019, the Company entered into forward-starting interest rate swaps to convert its variable interest rate to fixed for the period of July 1, 2024 to July 1, 2029 (note 24(b)(ii)). Beginning on July 1, 2029, and on every interest reset date until July 1, 2049, the subordinated notes will be reset at an interest rate of the three-month LIBOR plus 4.26%, payable in arrears. Beginning on July 1, 2049, and on every interest reset date until July 1, 2079, the subordinated notes will be reset at an interest rate of the three-month LIBOR plus 5.01%, payable in arrears. The Company may elect, at its sole option, to defer the interest payable on the subordinated notes on one or more occasions for up to five consecutive years. Deferred interest will accrue, compounding on each subsequent interest payment date, until paid. Additionally, on or after July 1, 2024, the Company may, at its option, redeem the subordinated notes, at a redemption price equal to 100% of the principal amount, together with accrued and unpaid interest.

Schedule of Maturities of Long-term Debt	Principal payments due in the next five years and thereafter are as follows:

2021	2022	2023	2024	2025	Thereafter	Total
$334,352	$422,609	$111,427	$240,151	$45,451	$3,380,045	$4,534,035